UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22445

Pinnacle Capital Management Funds Trust
(Exact name of registrant as specified in charter)

507 Plum Street, Suite 120, Syracuse, New York	13204
(Address of principal executive offices)	(Zip code)

Jesse D. Hallee

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(315) 234-9716

Date of fiscal year end:	October 31

Date of reporting period:	July 1, 2020 – June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Fund Name: 1789 Growth and Income Fund
Proxy Voting Record
July 1, 2020 - June 30, 2021

			Shareholder	Brief Identification	Proposed	Did the	How did the Fund	Did the Fund vote
	Ticker		Meeting	of the Matter	by Issuer or	Fund	Cast its Vote?	For or Against
Issuer Name	Symbol	CUSIP	Date	Voted On	Security Holder?	Vote?	For, Against, Abstain	Management?

Lockheed Martin Corporation	LMT	539830109	4/22/2021	Election of Directors	Issuer	Yes	For	For
				Ratification of EY as the Auditor Firm for 2021	Issuer	Yes	For	For
				Advisory Vote for Executive Compensation	Issuer	Yes	For	For
				Stockholder Action by Written Consent	Security Holder	Yes	For	Against
				Report on Human Rights Due Diligence	Security Holder	Yes	Against	For
First American Financial Corp	FAF	31847R102	5/11/2021	Board of Directors Elections	Issuer	Yes	For	For
				Executive Compensation	Issuer	Yes	For	For
				Ratification of PWC as the Public Accounting Firm	Issuer	Yes	For	For
JPMorgan Chase & Co.	JPM	46625H100	5/18/2021	Election of Directors	Issuer	Yes	For	For
				Advisory Resolution to Approve Executive Compensation	Issuer	Yes	For	For
				Approval of Amended and Restated Long-Term Incentive Plan	Issuer	Yes	For	For
				Ratification of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Improve Shareholder Written Consent	Security Holder	Yes	For	Against
				Racial Equity Audit and Report	Security Holder	Yes	Against	For
				Independent Board Chairman	Security Holder	Yes	Against	For
				Political and Electioneering Expenditure Congruency Report	Security Holder	Yes	Against	For
Coresite Realty Corporation	COR	21870Q105	5/19/2021	Election of Directors	Issuer	Yes	For	For
				Ratification of KPMG as the Public Accounting Firm	Issuer	Yes	For	For
				Advisory Vote to Approve Compensation	Issuer	Yes	For	For
Nextera Energy, Inc.	NEE	65339F101	5/20/2021	Election of Directors	Issuer	Yes	For	For
				Deloitte as Registered Public Accounting Firm for 2021	Issuer	Yes	For	For
				NextEra Energy's Compensation of Executive Officers	Issuer	Yes	For	For
				Long Term Incentive Plan	Issuer	Yes	For	For
				Right to Act by Written Consent	Security Holder	Yes	For	Against
Home Depot, Inc.	HD	437076102	5/20/2021	Election of Directors	Issuer	Yes	For	For
				Ratification of KPMG for Appointment	Issuer	Yes	For	For
				Executive Compensation	Issuer	Yes	For	For
				Shareholder Written Consent Right	Security Holder	Yes	For	Against
				Political Contributions Analysis	Security Holder	Yes	Against	For
				Report on Prison Labor in the Supply Chain	Security Holder	Yes	For	Against
Crown Castle International Corp	CCI	22822V101	5/21/2021	Election of Directors	Issuer	Yes	For	For
				PwC as Company's Independent Registered Accountant	Issuer	Yes	For	For
				Compensation of Company's Executive Officers	Issuer	Yes	For	For
				Frequency of Voting on Compensation of Company's Executive Officers	Issuer	Yes	1 year	For
Republic Services, Inc.	RSG	760759100	5/21/2021	Election of Directors	Issuer	Yes	For	For
				Advisory Vote for Executive Compensation	Issuer	Yes	For	For
				EY as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				ESG Metrics in Executive Compensation	Security Holder	Yes	Against	For
Interpublic Group of Companies, Inc.	IPG	460690100	5/27/2021	Election of Directors	Issuer	Yes	For	For
				PwC as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Vote for Executive Compensation	Issuer	Yes	For	For
				Special Stockholder Meetings	Security Holder	Yes	For	Against
UnitedHealth Group Inc	UNH	91324P102	6/7/2021	Election of Directors	Issuer	Yes	For	For
				Advisory Vote for Executive Compensation	Issuer	Yes	For	For
				Ratification of Deloitte as the Accounting Firm for 2021	Issuer	Yes	For	For
				Employee Stock Purchase Plan	Issuer	Yes	For	For
				Shareholder Proposal to Reduce Share Ownership Threshold for Calling Special Meeting of Shareholders	Security Holder	Yes	For	Against
Fidelity National Financial, Inc.	FNF	31620R303	6/16/2021	Election of Directors	Issuer	Yes	For	For
				Advisory Vote for Executive Compensation	Issuer	Yes	For	For
				Ratification of EY as the Accounting Firm for 2021	Issuer	Yes	For	For
Mastercard Inc	MA	57636Q104	6/22/2021	Election of Directors	Issuer	Yes	For	For
				Advisory Vote for Executive Compensation	Issuer	Yes	For	For
				Ratification of PWC as the Accounting Firm for 2021	Issuer	Yes	For	For
				Long Term Incentive Plan	Issuer	Yes	For	For
				Non-Employee Director Equity Compensation Plan	Issuer	Yes	For	For
				Certificate of Incorporation to Remove Supermajority Voting Requirements	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pinnacle Capital Management Funds Trust

By (Signature and Title)*	/s/ Stephen J. Fauer
Stephen J. Fauer, President
Date	August 13, 2021

* Print the name and title of each signing officer under his or her signature.

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